Expense Example - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2035 Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Managed Retirement 2035 Fund - Class I
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	604
Fidelity Advisor Managed Retirement 2035 Fund - Class A
Expense Example:
1 year	645
3 years	795
5 years	958
10 years	$ 1,429